Loans - Additional Information (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
CIBC client relief programs [Member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Lower effective interest rate of financial assets	10.99%
CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	$ 1,300
CIBC client relief programs [Member] | Top of range [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Financing receivables deferment term	6 months
CIBC client relief programs [Member] | Top of range [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Financing receivables deferment term	3 months
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 1,127	$ 254
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 41	$ (63)
Probability weighting percentage	100.00%
Canada [member] | CIBC client relief programs [Member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	$ 35,500
Canada [member] | CIBC client relief programs [Member] | Credit card loans [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	1,800
Canada [member] | CIBC client relief programs [Member] | Consumer loans [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	2,300
Canada [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	8,600
Foreign countries [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	1,600
Caribbean [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	500
Financial instruments purchased or originated credit-impaired [member] | CIBC client relief programs [Member] | Loans to business and government and acceptances [member]
Disclosure of detailed information about borrowings [line items]
Deferral of loans outstanding gross	$ 10,700